UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493

                        American Federation of Labor and
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                              Bingham McCutchen LLP
                   2020 K Street, N.W., Washington, D.C. 20006
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

FHA Permanent Securities (3.7% of net assets)

                      Interest Rate                    Maturity Dates       Face Amount    Amortized Cost         Value
=======================================================================================================================
Single Family


                              7.75%                 Jul-2021-Aug-2021         $      34         $      34     $      34
                              8.00%                          Jul-2021                33                33            33
-----------------------------------------------------------------------------------------------------------------------
                                                                                     67                67            67
-----------------------------------------------------------------------------------------------------------------------

Multifamily(1)

                              5.25%                          Mar-2024             5,075             5,100         4,959
                              5.60%                          Jun-2038             2,870             2,874         2,873
                              5.62%                          Jun-2014               705               704           700
                              5.65%                          Oct-2038             2,202             2,271         2,196
                              5.87%                          Jun-2044             1,964             1,964         1,997
                              6.02%                          Jun-2035             6,908             6,907         7,077
                              6.40%                          Jul-2046             4,101             4,104         4,381
                              6.66%                          May-2040             5,740             5,739         5,862
                              6.70%                          Dec-2042             6,000             5,998         6,279
                              6.75%                 Feb-2039-Jul-2040             6,461             6,431         6,837
                              6.88%                          Apr-2031            28,500            28,184        29,554
                              7.00%                          Jun-2039             6,022             6,061         6,152
                              7.05%                          Jul-2043             5,319             5,319         5,691
                              7.13%                          Mar-2040             7,873             7,844         8,527
                              7.20%                 Dec-2033-Oct-2039            10,039            10,037        10,863
                              7.50%                          Sep-2032             1,619             1,622         1,815
                              7.70%                          Oct-2039            12,076            12,012        12,417
                              7.75%                          Oct-2038             1,392             1,385         1,406
                              7.88%                          Jul-2038             5,056             5,056         5,005
                              7.93%                          Apr-2042             2,890             2,890         3,315
                              8.15%                          Mar-2037             1,190             1,303         1,250
                              8.27%                          Jun-2042             2,529             2,529         2,805
                              8.38%                          Apr-2008               142               148           143
                              8.40%                          Apr-2012               329               329           331
                              8.75%                          Aug-2036             3,688             3,685         3,705
-----------------------------------------------------------------------------------------------------------------------
                                                                                130,690           130,496       136,140
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
              Total FHA Permanent Securities                                  $ 130,757         $ 130,563     $ 136,207
=======================================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

FHA Construction Securities and Commitments (0.5% of net assets)

                      Interest Rates(2)                           Commitment
                 Permanent       Construction   Maturity Date       Amount      Face Amount  Amortized Cost       Value
=======================================================================================================================
Multifamily(1)

                     5.35%              5.35%     Mar-2047          $  8,050       $  8,050        $  8,060    $  7,908
                     5.55%              5.55%     May-2042             8,950          8,950           8,954       8,920
-----------------------------------------------------------------------------------------------------------------------
                                                                      17,000         17,000          17,014      16,828
-----------------------------------------------------------------------------------------------------------------------

Forward Commitments(1)

                     5.89%              5.89%     Mar-2038             5,350             --              --         (19)
-----------------------------------------------------------------------------------------------------------------------
                                                                       5,350             --              --         (19)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
           Total FHA Construction Securities and Commitments        $ 22,350       $ 17,000        $ 17,014    $ 16,809
=======================================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

Ginnie Mae Securities and Commitments (29.3% of net assets)

                                                           Commitment
             Interest Rate            Maturity Dates         Amount          Face Amount    Amortized Cost        Value
=======================================================================================================================
Single Family

                 5.50%              Jan-2033-Aug-2033                        $     9,471       $     9,573  $     9,437
                 6.00%              Jan-2032-Jun-2033                              4,949             5,117        5,022
                 6.50%              Jul-2028-Dec-2028                                463               463          477
                 7.00%              Nov-2016-Jan-2030                              7,672             7,832        7,980
                 7.50%              Apr-2013-Aug-2030                              7,509             7,669        7,841
                 8.00%              Nov-2009-Nov-2030                              3,055             3,136        3,219
                 8.50%              Nov-2009-Aug-2027                              2,674             2,730        2,880
                 9.00%              May-2016-Jun-2025                                782               802          859
                 9.50%              Sep-2021-Sep-2030                                255               259          284
                10.00%                       Jun-2019                                  1                 1            1
                12.00%              May-2015-Jun-2015                                 --                --           --
                13.00%                       Jul-2014                                  1                 1            1
                13.25%                       Dec-2014                                  1                 1            1
                13.50%                       Aug-2014                                 --                --           --

------------------------------------------------------------------------------------------------------------------------
                                                                                  36,833            37,584       38,002
------------------------------------------------------------------------------------------------------------------------

Multifamily(1)

                 2.91%              Jun-2018-Aug-2020                              7,800             7,731        7,507
                 3.53%                       Jan-2032                              1,140             1,090        1,103
                 3.61%                       May-2018                             12,869            12,643       12,555
                 3.62%                       May-2017                             22,624            21,896       21,965
                 3.65%              Sep-2017-Oct-2027                             18,951            18,726       18,309
                 3.96%                       May-2032                              1,000               946          967
                 4.24%                       Feb-2039                              5,000             4,706        4,722
                 4.25%                       Feb-2031                              6,000             5,969        5,838
                 4.26%                       Jul-2029                              3,000             2,992        2,903
                 4.43%              Apr-2034-Jun-2034                            109,470           107,230      103,265
                 4.49%                       Apr-2023                              8,531             8,531        8,331
                 4.59%                       May-2033                             16,300            16,291       16,064
                 4.65%                       Mar-2026                                352               350          348
                 4.66%                       Dec-2030                              8,617             8,685        8,409
                 4.70%                       Dec-2024                             13,310            13,006       13,111
                 4.71%                       May-2025                             33,294            33,279       32,661
                 4.78%                       Apr-2034                             28,379            29,636       28,022
                 4.83%                       May-2046                              5,650             5,650        5,555
                 4.88%                       Mar-2036                             17,000            16,754       16,588
                 4.92%              Feb-2034-May-2034                             65,000            64,665       63,754
                 5.00%                       Dec-2033                              5,300             5,356        5,208
                 5.05%                       Nov-2028                             32,000            32,095       31,876
                 5.08%                       Jan-2030                             23,893            23,418       23,814
                 5.12%                       Feb-2037                             10,000            10,180        9,839
                 5.13%                       Jul-2024                             12,000            11,967       11,987
                 5.15%                       Jun-2023                             35,740            36,397       35,209
                 5.18%                       Jun-2042                              2,240             2,267        2,236
                 5.19%                       May-2045                              8,865             8,626        8,741
                 5.21%                       Jan-2045                              5,729             5,730        5,660
                 5.25%              Feb-2031-Jul-2036                             64,324            64,220       64,110
                 5.27%                       Aug-2040                             10,000             9,751        9,793

                 5.30%              Jul-2023-Apr-2039                             68,000            66,943       67,586
                 5.32%              Aug-2030-Dec-2037                             50,000            49,834       50,042
                 5.34%                       Jul-2040                             18,000            17,643       17,725
                 5.38%                       Apr-2025                                500               516          511
                 5.45%                       Mar-2042                              2,332             2,417        2,399
                 5.50%              Sep-2023-Jul-2033                             37,814            39,576       38,204
                 5.51%                       Apr-2046                             27,775            28,424       28,530
                 5.55%              May-2026-Mar-2045                             31,391            31,538       31,609
                 5.58%              May-2031-Oct-2031                             94,581            94,963       95,915
                 5.68%                       Jul-2027                             15,152            15,134       15,462
                 5.70%                       Mar-2037                              2,492             2,505        2,541
                 5.75%              Dec-2026-Aug-2046                             22,292            22,360       23,368
                 5.88%                       Mar-2024                              2,753             2,753        2,751
                 6.00%                       Jan-2046                              3,664             3,667        3,908
                 6.05%                       Jun-2043                              6,088             6,088        6,402
                 6.11%                       Nov-2021                                110               110          110
                 6.25%                       Dec-2046                             18,891            18,894       20,446
                 6.26%                       Apr-2027                             10,000            10,752       10,379
                 6.38%                       Mar-2026                             10,000            10,287       10,433
                 6.41%                       Aug-2023                              3,464             3,464        3,542
                 7.00%                       Jun-2043                             28,524            28,525       30,377
------------------------------------------------------------------------------------------------------------------------
                                                                               1,048,201         1,047,176    1,042,690
------------------------------------------------------------------------------------------------------------------------

Forward Commitments(1)

                 5.75%                       Jul-2037             3,360               --                --          135
                 5.85%                       Dec-2037             3,250               --                --          136
------------------------------------------------------------------------------------------------------------------------
                                                                  6,610               --                --          271
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
            Total Ginnie Mae Securities and Commitments         $ 6,610      $ 1,085,034       $ 1,084,760  $ 1,080,963
========================================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities and Commitments (3.8% of net assets)

              Interest Rates(2)                                       Commitment
        Permanent       Construction              Maturity Date         Amount         Face Amount     Amortized Cost       Value
=================================================================================================================================
Multifamily(1)

          4.63%             4.63%                  Sep-2037(3)        $   1,500         $   1,500         $   1,456     $   1,434
          4.70%             4.70%                  Jan-2047(3)            6,035             6,035             6,047         5,864
          4.74%             4.74%                  Feb-2045(3)            6,418             5,887             5,692         5,650
          4.90%             4.90%                  Mar-2044(3)            1,000             1,000               990           977
          4.94%             4.94%                  May-2046(3)            4,000             4,000             4,005         3,914
          5.20%             5.20%                  Apr-2047              26,236            23,588            23,852        23,242
          5.21%             5.21%                  Jan-2047(3)           16,188            13,515            13,385        13,406
          5.34%             5.34%                  Mar-2046              11,340            10,178            10,195        10,144
          5.46%             5.46%                  Feb-2047               3,165             2,751             2,774         2,822
          5.85%             5.85%                  Nov-2045               2,091             1,974             1,977         2,042
          6.22%             5.75%                  Aug-2035              14,599            12,209            12,218        12,956
          6.25%             6.25%                  Feb-2034               4,890               425               703           807
          7.75%             7.25%                  Aug-2035              51,779            51,779            51,534        55,922
---------------------------------------------------------------------------------------------------------------------------------
      Total Ginnie Mae Construction Securities and Commitments        $ 149,241         $ 134,841         $ 134,828     $ 139,180
=================================================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

Fannie Mae Securities (35.4% of net assets)

        Interest Rate           Maturity Dates        Face Amount      Amortized Cost          Value
====================================================================================================
Single Family

            3.97%                     Aug-2033        $     1,771         $     1,765    $     1,752
            4.00%                     Jul-2033             11,588              11,664         11,530
            4.05%                     Jul-2033              5,220               5,177          5,181
            4.27%                     May-2033              4,981               5,014          4,974
            4.28%                     Aug-2033              5,228               5,217          5,215
            4.30%                     Aug-2033             15,335              15,294         15,349
            4.50%            Jun-2018-Feb-2019             14,399              14,602         13,969
            4.55%                     Nov-2033             14,034              14,047         13,985
            4.59%                     Aug-2034                828                 833            823
            4.81%                     Sep-2035              5,271               5,247          5,277
            5.00%            Jul-2018-Jul-2035             67,956              68,168         66,414
            5.50%            Jul-2017-Aug-2036            193,403             194,826        191,926
            6.00%            Apr-2016-Jan-2037            203,642             205,870        205,381
            6.50%            Nov-2016-Jun-2036             54,849              55,554         56,037
            7.00%            Nov-2013-May-2032              7,374               7,459          7,657
            7.50%            Nov-2016-Sep-2031              2,743               2,725          2,858
            8.00%            Jun-2012-May-2031              1,588               1,607          1,653
            8.50%            Nov-2009-Apr-2031              1,142               1,161          1,215
            9.00%            Jul-2009-May-2025                332                 334            356
-----------------------------------------------------------------------------------------------------
                                                          611,684             616,564        611,552
-----------------------------------------------------------------------------------------------------

Multifamily(1)

            4.10%                     Jun-2027              9,498               9,293          9,244
            4.22%                     Jul-2018              4,893               4,565          4,653
            4.48%                     Oct-2031             14,620              14,622         14,356
            4.66%            Jul-2021-Sep-2033              8,625               8,747          8,214
            4.67%                     Aug-2033              9,600               9,582          9,232
            4.99%            Mar-2021-Aug-2021             42,361              42,343         41,194
            5.08%                     Jan-2018              7,152               6,986          7,133
            5.15%                     Oct-2022              4,676               4,714          4,657
            5.29%            Jun-2017-Apr-2022              9,093               9,118          9,133
            5.34%                     Apr-2016              6,695               6,677          6,795
            5.35%            Apr-2012-Jun-2018              4,490               4,510          4,534
            5.36%                     Feb-2016              5,000               5,018          5,035
            5.43%                     Nov-2013              1,407               1,405          1,408
            5.44%                     Mar-2016              3,952               4,023          4,034
            5.45%                     May-2033              3,258               3,301          3,263
            5.46%                     Feb-2017             51,537              52,616         52,681
            5.52%                     May-2016             22,962              22,572         23,558
            5.59%                     May-2017              7,530               7,558          7,766
            5.60%            Feb-2018-Jan-2024             12,886              12,886         13,197
            5.62%                     Jun-2011             28,946              28,630         29,077
            5.70%            Mar-2009-Jun-2016              7,043               7,305          7,166
            5.80%                     May-2018(4)          61,392              61,019         63,155

            5.86%                     Dec-2016                408                 412            422
            5.91%                     Apr-2037              2,200               2,276          2,285
            5.92%                     Dec-2016                404                 410            418
            5.96%                     Jan-2029                488                 498            507
            6.03%            Jun-2017-Jun-2036              5,891               6,129          6,160
            6.06%                     Jul-2034             10,665              11,122         11,199
            6.10%                     Apr-2011              2,784               2,837          2,880
            6.13%                     Dec-2016              3,719               3,992          3,955
            6.14%                     Sep-2033                324                 348            343
            6.15%                     Oct-2032              3,725               3,827          3,934
            6.16%                     Aug-2013             12,187              12,977         12,314
            6.19%                     Jul-2013              5,000               5,336          5,233
            6.22%                     Aug-2032              1,902               1,969          2,018
            6.23%                     Sep-2034              1,554               1,653          1,654
            6.27%                     Jan-2012              2,129               2,151          2,234
            6.28%                     Nov-2028              3,458               3,740          3,674
            6.35%            Jun-2020-Aug-2032             28,922              30,254         29,968
            6.38%                     Jul-2021              5,959               6,173          6,494
            6.39%                     Apr-2019              1,035               1,110          1,113
            6.41%                     Aug-2013              1,948               2,062          1,977
            6.42%                     Apr-2011              1,399               1,462          1,417
            6.44%            Apr-2014-Dec-2018             47,207              47,723         51,502
            6.50%                     Jun-2016              2,765               2,763          2,935
            6.52%                     May-2029              5,979               6,656          6,502
            6.53%                     May-2030              2,903               2,909          2,903
            6.63%            Jun-2014-Apr-2019              4,747               4,769          5,074
            6.65%                     Aug-2011              1,742               1,867          1,844
            6.70%                     Jan-2011              2,488               2,604          2,518
            6.79%                     Aug-2009              7,259               7,243          7,488
            6.80%                     Jul-2016                902                 902            969
            6.85%                     Aug-2014             44,942              44,884         49,391
            6.88%                     Feb-2028              5,035               5,603          5,404
            6.92%                     Jun-2007                252                 255            253
            7.00%                     Jun-2018              4,139               4,139          4,465
            7.01%                     Apr-2031              3,534               3,568          3,885
            7.07%                     Feb-2031             17,840              18,213         19,667
            7.18%                     Aug-2016                557                 557            608
            7.20%            Apr-2010-Aug-2029              9,439               9,190         10,259
            7.25%            Nov-2011-Jul-2012              8,898               8,898          9,184
            7.26%                     Dec-2018             13,471              14,741         14,847
            7.46%                     Aug-2029              9,689              11,009         10,774
            7.50%                     Dec-2014              1,795               1,796          1,959
            7.53%                     Feb-2024              5,934               6,615          6,040
            7.71%                     Feb-2010              9,307               9,358          9,346
            7.75%            Dec-2012-Dec-2024              3,901               3,902          4,290
            8.00%                     Nov-2019              2,184               2,177          2,194
            8.13%            Sep-2012-Aug-2020              8,764               8,735          8,961
            8.38%                     Jan-2022                950                 951            955
            8.40%                     Jul-2023                521                 512            595
            8.50%            Nov-2019-Sep-2026              5,538               5,918          6,273
            8.63%                     Sep-2028              6,802               6,802          7,739
            9.13%                     Sep-2015              2,873               2,858          2,892
----------------------------------------------------------------------------------------------------
                                                          666,074             676,345        691,400
----------------------------------------------------------------------------------------------------

Forward Commitments(1)

         5.53%                        Apr-2017                 --                  --          1,556
         5.55%                        May-2018                 --                  --             58
----------------------------------------------------------------------------------------------------
                                                               --                  --          1,614
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
         Total Fannie Mae Securities                  $ 1,277,758         $ 1,292,909    $ 1,304,566
====================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

Freddie Mac Securities (14.7% of net assets)

                 Interest Rate         Maturity Dates       Face Amount    Amortized Cost        Value
======================================================================================================
Single Family

                         4.00%               Oct-2033         $   9,910         $   9,772    $   9,797
                         4.24%               Jun-2033             3,955             3,940        3,936
                         4.37%               Jul-2035             2,506             2,495        2,488
                         4.50%      Aug-2018-Feb-2019            22,008            22,074       21,353
                         5.00%      Jan-2019-Oct-2036            68,980            68,403       67,452
                         5.07%               Apr-2035             2,672             2,672        2,667
                         5.50%      Oct-2017-Mar-2037           149,755           148,953      148,424
                         5.62%      Dec-2035-Feb-2036            51,189            51,166       51,291
                         5.67%               Apr-2036             9,579             9,564        9,611
                         6.00%      Mar-2014-Jan-2037           155,236           158,003      156,734
                         6.50%      Oct-2013-Sep-2036            33,925            34,707       34,648
                         7.00%      Mar-2011-Mar-2030             2,446             2,415        2,511
                         7.50%      Jul-2010-Apr-2031             2,209             2,196        2,277
                         8.00%      May-2008-Feb-2030               904               900          936
                         8.50%      Jun-2010-Jan-2025               686               692          729
                         9.00%      Sep-2010-Mar-2025               232               234          247
------------------------------------------------------------------------------------------------------
                                                                516,192           518,186      515,101
------------------------------------------------------------------------------------------------------

Multifamily(1)

                         5.65%               Apr-2016            15,205            15,264       15,436
                         5.42%               Apr-2016            10,000             9,905       10,065
                         8.00%               Feb-2009             2,481             2,471        2,492
------------------------------------------------------------------------------------------------------
                                                                 27,686            27,640       27,993
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                               Total Freddie Mac Securities   $ 543,878         $ 545,826    $ 543,094
======================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (3.2% of Net Assets)


                    Interest Rate     Maturity Dates             Face Amount       Amortized Cost              Value
====================================================================================================================
                        5.33%               Feb-2044             $    20,000       $       20,110        $    19,901
                        5.34%               Dec-2043                  25,000               25,124             24,860
                        5.41%               Dec-2040                  17,000               16,689             17,059
                        5.45%               Feb-2044                  15,000               15,081             15,055
                        5.54%               Oct-2041                  27,000               27,144             27,316
                        5.61%               Feb-2039                  15,000               15,139             15,208
--------------------------------------------------------------------------------------------------------------------
        Total Commercial Mortgage Backed Securities              $   119,000       $      119,287        $   119,399
====================================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

Government-Sponsored Enterprise Securities (1.2% of net assets)

Issuer             Interest Rate                  Maturity Date     Face Amount    Amortized Cost          Value
================================================================================================================
Fannie Mae                 6.00%                       Feb-2020      $  45,000       $     45,219      $  44,762
----------------------------------------------------------------------------------------------------------------
Total Government-Sponsored Enterprise Securities                     $  45,000       $     45,219      $  44,762
================================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

United States Treasury Securities (3.4% of net assets)

     Interest Rate         Maturity Dates           Face Amount     Amortized Cost              Value
=====================================================================================================
          4.63%         Nov-2016-Feb-2017          $    116,000        $   115,363          $ 115,731
          5.13%                  May-2016                10,000             10,164             10,342
-----------------------------------------------------------------------------------------------------
  Total United States Treasury Securities          $    126,000        $   125,527          $ 126,073
=====================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (0.3% of net assets)

               Issuer                           Interest Rate      Maturity Date     Face Amount    Amortized Cost        Value
===============================================================================================================================
Multifamily(1)
               MA Housing Finance Agency            5.25%               Dec-2048     $     2,500         $   2,500    $   2,525
               MA Housing Finance Agency            5.42%               Jun-2009           2,610             2,610        2,610
               MA Housing Finance Agency            5.92%               Dec-2037           6,710             6,714        6,745
-------------------------------------------------------------------------------------------------------------------------------
               Total State Housing Finance Agency Securities                         $    11,820         $  11,824    $  11,880
===============================================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

Other Mutifamily Investments and Commitments (1.4% of net assets)

                   Interest Rates(2)                            Commitment
               Permanent    Construction    Maturity Dates         Amount     Face Amount    Amortized Cost         Value
=========================================================================================================================
Multifamily Construction/Permanent Mortgages

                  5.40%         N/A               Apr-2047           9,000          9,000             9,009         8,674
                  5.73%         N/A               Aug-2047           5,575          5,575             5,581         5,500
                  6.07%         N/A               May-2048           1,000             --                (8)           (1)
                  6.20%         N/A               Dec-2047           2,899             --                --            23
                  7.63%         N/A               Jan-2011             813            340               340           347
                  8.63%         N/A               Apr-2025           1,469          1,262             1,261         1,262
                  9.50%         N/A               Apr-2024             760            671               671           671
                  9.75%         N/A               Nov-2018           1,524          1,142             1,142         1,142
-------------------------------------------------------------------------------------------------------------------------
                                                                    23,040         17,990            17,996        17,618
-------------------------------------------------------------------------------------------------------------------------

Privately Insured Construction/Permanent Mortgages(5)

                  5.55%       5.55%               May-2021        $ 12,006    $    10,965       $    10,967   $    10,772
                  5.55%       5.55%               Jan-2047          12,809         12,795            12,796        12,362
                  5.95%       5.95%               Mar-2044           4,400          4,317             4,331         4,354
                  6.15%       6.15%               Mar-2045           1,600          1,580             1,587         1,621
                  6.20%       6.20%               Mar-2047           5,200          5,200             5,226         5,309
-------------------------------------------------------------------------------------------------------------------------
                                                                    36,015         34,857            34,907        34,418
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
  Total Other Multifamily Investments and Commitments             $ 59,055    $    52,847       $    52,903   $    52,036
=========================================================================================================================

=========================================================================================================================
       Total Long-Term Investments                                            $ 3,543,935       $ 3,560,660   $ 3,574,969
=========================================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

Short-term Investments (2.9% of net assets)


Description                         Maturity Date    Interest Rate   Face Amount   Amortized Cost          Value
----------------------------------------------------------------------------------------------------------------
Short-term - Cash Equivalents(6)
Repurchase Agreement
Amalgamated Bank(7)                April 4, 2007         5.05%       $     2,000      $     2,000    $     2,000
----------------------------------------------------------------------------------------------------------------
                                                                           2,000            2,000          2,000
----------------------------------------------------------------------------------------------------------------

Commercial Paper(8)
PEPSICO INC                         April 4, 2007        5.26%            20,000           19,992         19,992
UNITED PARCEL SERV INC              April 2, 2007        5.27%            20,000           19,997         19,997
UBS AMERICAS IN                     April 2, 2007        5.30%            20,000           19,997         19,997
UBS FINANCE (DE)                    April 2, 2007        5.30%            20,000           19,997         19,997
METLIFE FUNDING                     April 2, 2007        5.40%             6,000            5,999          5,999
CLIPPER REC LLC                     April 2, 2007        5.43%            20,000           19,997         19,997
----------------------------------------------------------------------------------------------------------------
                                                                         106,000          105,979        105,979
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                         $   108,000      $   107,979    $   107,979
================================================================================================================

================================================================================================================
Total Investments                                                    $ 3,651,935      $ 3,668,639    $ 3,682,948
================================================================================================================

Schedule of Portfolio Investments

March 31, 2007  (Dollars in thousands; unaudited)

Footnotes

(1) Multifamily MBS securities and forward commitments are valued by the fair value procedures adopted by the Trust's Board of Trustees.

(2) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(3)   Tax-exempt bonds collateralized by Ginnie Mae Securities.

(4) During construction this investment is a 100% participation interest in a construction loan enhanced by a letter of credit issued by PNC Bank, N.A. in favor of the Trust. The interest rate during construction is a floating rate equal to LIBOR plus 150 basis points for the related monthly period up to a maximum rate of 5.80%. At stabilization, the Trust will take delivery of a Fannie Mae MBS with an interest rate of 5.80% and a term of ten years.

(5)   Loans insured by Ambac Assurance Corporation.

(6)   Short-term investments with remaining maturities of sixty days or less.

(7) This instrument was purchased in December 2006. The Trust will receive $2,033,205 upon maturity. The underlying collateral for the repurchase agreement is a Freddie Mac MBS with a market value of $2,114,533.

(8) Interest rate is yield calculated based on purchase price of discount note.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2007 (Dollars in thousands)

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, commercial mortgage-backed securities, Government-Sponsored Enterprise securities, and U.S. Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

Federal Income Taxes

The Trust's cost for Federal tax purposes approximates book cost. As of March 31, 2007, the amortized cost of investments for federal income tax purposes was $3,668,639. Net realized and unrealized gains and losses aggregated to $10,040 as of March 31, 2007, of which $328 related to net realized losses on investments and $10,368 related to unrealized gains on investments.

Item 2.  Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures within 90 days of the filing of this report.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/ Stephen Coyle
    --------------------------------
    Name:  Stephen Coyle
    Title: Chief Executive Officer

Date:  May 24, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
----------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 24, 2007



/s/ Erica Khatchadourian
----------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 24, 2007